Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	[1]	Jan. 01, 2022 KRW (₩) [1]
ASSETS
Cash and due from financial institutions	₩ 29,836,311		$ 23,111,545	₩ 32,474,750		₩ 31,677,868
Financial assets at fair value through profit or loss	77,038,267		59,674,715	70,092,497		71,656,497
Derivative financial assets	6,157,628		4,769,769	9,446,580		3,721,370
Loans measured at amortized cost	444,805,287		344,551,218	433,038,931		414,384,822
Financial investments	122,199,529		94,657,141	115,452,659		107,691,616
Investments in associates and joint ventures	722,222	[2]	559,441	682,669	[2]	448,718
Insurance contract assets	229,640		177,882	83,304		4,672
Reinsurance contract assets	1,655,168		1,282,112	1,495,966		1,646,494
Property and equipment	4,945,699		3,830,994	4,991,467		5,239,898
Investment property	4,109,784		3,183,486	3,148,340		2,514,944
Intangible assets	1,950,858		1,511,157	1,858,470		1,786,812
Net defined benefit assets	374,090		289,775	478,934		100,083
Current income tax assets	244,317		189,250	204,690		98,798
Deferred income tax assets	274,225		212,418	188,372		159,093
Assets held for sale	208,230		161,297	211,758		237,318
Assets of a disposal group held for sale	0		0	0		171,749
Other assets	20,986,897		16,256,688	14,815,439		14,174,195
Total assets	715,738,152	[3]	554,418,888	688,664,826	[3]	655,714,947
LIABILITIES
Financial liabilities at fair value through profit or loss	10,920,435		8,459,093	12,271,604		12,088,980
Derivative financial liabilities	6,210,639		4,810,832	9,509,769		3,684,334
Deposits	406,512,434		314,889,140	393,928,904		377,046,282
Borrowings	69,583,561		53,900,215	71,717,366		56,912,374
Debentures	69,176,668		53,585,032	68,698,203		67,430,188
Insurance contract liabilities	50,308,552		38,969,575	45,969,434		54,446,927
Reinsurance contract liabilities	36,030		27,909	31,728		41,377
Provisions	1,444,418		1,118,863	933,701		777,590
Net defined benefit liabilities	81,869		63,416	85,745		225,521
Current income tax liabilities	145,335		112,578	998,681		663,506
Deferred income tax liabilities	2,179,966		1,688,626	1,561,857		1,876,736
Other liabilities	40,264,935		31,189,675	28,850,033		31,155,093
Total liabilities	656,864,842	[3]	508,814,954	634,557,025	[3]	606,348,908
TOTAL EQUITY
Share capital	2,090,558		1,619,370	2,090,558		2,090,558
Hybrid securities	5,032,803		3,898,466	4,434,251		2,838,221
Capital surplus	16,647,916		12,895,665	16,940,731		16,940,231
Accumulated other comprehensive income	2,295,165		1,777,861	1,249,922		1,375,644
Accumulated other comprehensive income relating to assets of a disposal group held for sale	0		0	0		7,671
Retained earnings	32,029,199		24,810,181	28,948,425		26,416,564
Treasury shares	(1,165,837)		(903,070)	(836,188)		(1,136,188)
Equity attributable to shareholders of the Parent Company	56,929,804		44,098,473	52,827,699		48,532,701
Non-controlling interests	1,943,506		1,505,461	1,280,102		833,338
Total equity	58,873,310		45,603,934	54,107,801		49,366,039
Total liabilities and equity	₩ 715,738,152		$ 554,418,888	₩ 688,664,826		₩ 655,714,947

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[3]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.